Net income per share	12 Months Ended
Dec. 31, 2021
Net income per share
Net income per share
10	Net income per share

The computations for basic net income per share for the years ended December 31, 2021, and 2020 are as follows:

	2021	2020
	$	$
Net income for the year	10,555,510	3,690,990
Weighted average number of shares outstanding – basic	57,624,420	49,720,186
Net income per share – basic	0.18	0.07

The computations for diluted net income per share for the years ended December 31, 2021, and 2020 are as follows:

	2021	2020
	$	$
Net income for the year	10,555,510	3,690,990
Weighted average number of shares outstanding – diluted	58,995,994	50,945,265
Net income per share – diluted	0.18	0.07

Exercisable options to purchase 877,001 common shares (2020 – 1,099,687) and nil warrants (2020 – 40,621) were outstanding as of December 31, 2021.